UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive (Loss)/Income	Total Before Non-Controlling Interest	Non-Controlling Interest	Preferred Units	Limited Partner	General Partner Units and IDRs [1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2016	$ 604,429	$ (5,053)	$ 536,453	$ 67,976	$ 0	$ 490,564	$ 50,942
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	85,079		77,382	7,697		75,833	1,549
Other comprehensive income	5,088	5,088	5,088
Cash distributions	(85,564)		(78,564)	(7,000)		(76,993)	(1,571)
Net proceeds from equity issuances	118,774		118,774			116,627	2,147
Grant of unit options	121		121			121
Ending Balance at Jun. 30, 2017	727,927	35	659,254	68,673	0	606,152	53,067
Beginning Balance at Dec. 31, 2017	847,601	26	771,057	76,544	132,991	585,440	52,600	$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	44,047		43,195	852	6,004	36,447	744
Other comprehensive income	(26)	(26)	(26)
Cash distributions	(88,700)		(88,700)		(6,004)	(81,042)	(1,654)
Net proceeds from equity issuances	13,854		13,854			13,563	291
Grant of unit options	116		116			116
Units Acquired and Cancelled	(9,477)		(9,477)			(9,477)
Ending Balance at Jun. 30, 2018	$ 807,415	$ 0	$ 730,019	$ 77,396	$ 132,991	$ 545,047	$ 51,981	$ 32,500

[1]	As of June 30, 2018, the carrying value of the equity attributable to the IDR holders was $32.5 million (December 31, 2017: $32.5 million)